Pilot plant (Details Narrative) - 3 months ended Sep. 30, 2021	USD ($)	CAD ($)
Pilot Plant
Useful life measure as period o time, pilot plant (Year)	2 years
Pilot plant, estimated salvage value	$ 500,000	$ 640,000